Changes in Accounting Policies	12 Months Ended
Dec. 31, 2011
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Description of New Accounting Pronouncements Adopted And Not Yet Adopted [Text Block]

4. Changes in Accounting Policies

Improving Fair Value Measurements and Disclosures

In January 2010, the Financial Accounting Standards Board (“FASB”) issued additional disclosure guidance aimed at improving fair value measurements and disclosures. This amending guidance sets forth new disclosures which include the following: disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurement categories accompanied by a description of the reasons for the transfers, a reconciliation of fair value measurements for items included in Level 3 presenting separately information about purchases, sales, issuances and settlements on a gross rather than net basis, disclosure of fair value measurements for each class of assets and liabilities, and disclosure of the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements (Level 2 and Level 3). For the Company, this guidance was effective January 1, 2010, except for the disclosure of purchases, sales, issuances and settlements in the reconciliation for Level 3 fair value measurements, which became effective January 1, 2011. This guidance did not have a significant impact on the Company's financial statements.

Disclosure of Supplementary Pro Forma Information for Business Combinations

In December 2010, FASB issued additional business combinations guidance pertaining to the disclosure of pro forma revenue and earnings. The additional guidance specifies that if a public entity presents comparative financial statements, the entity should only disclose pro forma revenue and earnings of the combined entity for the business combination(s) that occurred during the current year as if they had occurred at the beginning of the reporting period in the comparative year. The amendments also expand the supplemental pro forma disclosures which requires a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in reported pro forma revenue and earnings. For the Company, this guidance became effective prospectively for business combinations occurring on or after January 1, 2011 and early adoption was permitted. This guidance did not have a significant impact on the Company's financial statements.

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)

In May 2011, FASB issued amendments to change the wording used to describe the requirements for measuring fair value and for disclosing information about fair value measurements, including enhanced disclosures about the assumptions used in fair value measurements. These amendments result in common fair value measurement and disclosure requirements between U.S. GAAP and IFRS. The amendments are applicable prospectively. For the Company, this guidance is effective January 1, 2012 and early adoption is not permitted. This guidance is not expected to have a significant impact on the Company's financial statements.

Presentation of Comprehensive Income

In June 2011, FASB issued amendments to the presentation of comprehensive income. The amendments give an entity the option to present comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In either instance, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. An entity is also required to present on the face of the financial statements adjustments for items reclassified from other comprehensive income to net income and present these adjustments with the components of net income and other comprehensive income. In December 2011, FASB indefinitely deferred this second requirement. The amendments are to be applied retrospectively and are effective for the Company on January 1, 2012. Early adoption is permitted. This guidance is not expected to have a significant impact on the Company's financial statements.

Intangibles – Goodwill and Other: Testing Goodwill for Impairment

In September 2011, FASB issued amendments to the testing of goodwill for impairment. The amendment provides an entity with the option to qualitatively assess factors to determine if it is more likely than not that the fair value of a reporting unit exceeds its carrying amount. If an entity's qualitative assessment concludes that it is more likely than not that the fair value of a reporting unit exceeds its carrying amount, then the entity is not required to perform step one of the two-step impairment test. However, if an entity's assessment concludes otherwise, the entity is required to perform the first step of the two-step impairment test which requires the entity to calculate the fair value of the reporting unit and compare it to its carrying amount. The amendments also provide the entity with the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step impairment test. An entity may resume the qualitative assessment in any subsequent period. The amendments are effective for the Company's annual and, if necessary, interim impairment tests performed after December 31, 2011. This guidance is not expected to have any impact on the Company's financial statements.